Business combinations (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Disclosure of Business Combination
The fair value of net assets acquired and consideration paid in respect of the acquisition of businesses in the two years ended March 31, 2022 and March 31, 2021 are presented in the table below. There were no business combinations in the year ended March 31, 2020.

(EUR thousand)
	2022	2021
Net assets acquired and consideration paid	Yocuda	ZigZag Global
Software	1,236	5,223
Property, plant and equipment	—	23
Trade and other receivables	323	1,886
Cash	510	1,680
Trade and other payables	(235)	(2,575)
Income tax payable	(29)	—
Provisions	(9)	—
Borrowings	—	(2,327)
Deferred tax liabilities	(309)	(1,305)
Deferred income	(11)	—
Fair value of assets and liabilities	1,476	2,605
Goodwill arising on acquisition	7,829	63,776
Fair value of previously held equity interest	(968)	—
Consideration payable	8,337	66,381
Satisfied by:
Cash consideration paid	(3,502)	(51,879)
Cash consideration payable	—	(349)
Put option	(4,835)	(4,557)
Contingent consideration payable	—	(9,596)
Total consideration	(8,337)	(66,381)

Cash consideration paid	(3,502)	(51,879)
Cash acquired	510	1,680
Repayment of borrowings acquired	—	(2,327)
Total net cash outflow	(2,992)	(52,526)